EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

4. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per share for our common stock:

Years Ended December 31,	2025	2024	2023
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$496,994	$536,286	$536,337
Less: distributed and undistributed earnings allocated to restricted common stock	32,810	37,392	36,966
Earnings allocated to Watsco, Inc. shareholders	$464,184	$498,894	$499,371
Weighted-average common shares outstanding - Basic	37,835,054	37,391,461	36,406,148
Basic earnings per share for common stock	$12.27	$13.34	$13.72

Allocation of earnings for Basic:
Common stock	$422,814	$454,680	$455,186
Class B common stock	41,370	44,214	44,185
	$464,184	$498,894	$499,371
Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$496,994	$536,286	$536,337
Less: distributed and undistributed earnings allocated to restricted common stock	32,807	37,369	36,932
Earnings allocated to Watsco, Inc. shareholders	$464,187	$498,917	$499,405
Weighted-average common shares outstanding - Basic	37,835,054	37,391,461	36,406,148
Effect of dilutive stock options	64,805	118,871	125,535
Weighted-average common shares outstanding - Diluted	37,899,859	37,510,332	36,531,683
Diluted earnings per share for common stock	$12.25	$13.30	$13.67

Diluted earnings per share for our Common stock assumes the conversion of all our Class B common stock into Common stock as of the beginning of the fiscal year; therefore, no allocation of earnings to Class B common stock is required. At December 31, 2025, 2024, and 2023, our outstanding Class B common stock was convertible into 3,372,031, 3,313,787, and 3,221,259 shares of our Common stock, respectively.

Diluted earnings per share excluded 49,354, 30,154, and 18,489 shares for the years ended December 31, 2025, 2024, and 2023, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.